Vessels, net, Summary (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accumulated Depreciation [Abstract]
Depreciation	$ (5,051)	$ (6,870)
Net Book Value [Abstract]
Beginning balance	287,178
Depreciation	(5,051)	$ (6,870)
Ending balance	326,046
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	311,593
Foreign currency translation differences	(827)
Ending balance	310,766
Accumulated Depreciation [Abstract]
Beginning balance	(43,127)
Foreign currency translation differences	12
Depreciation	(5,051)
Ending balance	(48,166)
Net Book Value [Abstract]
Beginning balance	268,466
Foreign currency translation differences	(815)
Depreciation	(5,051)
Ending balance	262,600
Vessels Financed Under Sale and Lease Agreements [Member]
Net Book Value [Abstract]
Ending balance	237,283
Vessels Mortgaged as Security [Member]
Net Book Value [Abstract]
Ending balance	$ 25,317